Document and Entity Information	12 Months Ended
Jan. 10, 2012
Document And Entity Information
Entity Registrant Name	Two Rivers Water Company
Entity Central Index Key	0001302946
Document Type	S-1
Document Period End Date	Jan. 10, 2012
Amendment Flag	true
Amendment Description

Two Rivers Water Company

Explanatory Note

The purpose of the Form S-1/A to Two Rivers Water Company's Form S1-1/A, filed with the Securities and Exchange Commission on December 16, 2011 (the "Form S-1/A"), is solely to furnish Exhibit 101 to the Form S-1/A in accordance with Rule 405 of Regulation S-T.

No other changes have been made to the Form S-1/A. This Amendment speaks as of the original filing date of theForm S-1/A, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the original Form S-1/A.

Pursuant to rule 406T of Regulation S-T, the interactive data files on Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liability under those sections.

Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	2,122,800